General Information (Details)	12 Months Ended
Dec. 31, 2017
Amstel In Argentina [Member]
License Validity Date	July 2022	[1]
Austral In Chile [Member]
License Validity Date	July 2018	[2]
Blue Moon In Chile [Member]
License Validity Date	December 2021	[3]
Budweiser In Argentina [Member]
License Validity Date	December 2025	[4]
Coors in Paraguay [Member]
License Validity Date	Negotiating the terms of a new contract
Coors In Chile [Member]
License Validity Date	December 2025	[5]
Coors in Argentina [Member]
License Validity Date	December 2019	[6]
Coors in Colombia [Member]
License Validity Date	December 2020	[6]
Crush, Canada Dry in Chile [Member]
License Validity Date	December 2018	[7]
Frugo in Chile [Member]
License Validity Date	Indefinitely
Gatorade in Chile [Member]
License Validity Date	December 2018	[8]
Heineken In Bolivia [Member]
License Validity Date	December 2024	[9]
Heineken in Paraguay [Member]
License Validity Date	Negotiating the terms of a new contract
Heineken In Chile, Argentina and Uruguay [Member]
License Validity Date	10 years renewables	[10]
Heineken in Colombia [Member]
License Validity Date	March 2028	[11]
Miller in Argentina [Member]
License Validity Date	December 2026	[11]
Miller and Miller Genuine Draft in Colombia [Member]
License Validity Date	December 2026	[12]
Nestle Pure Life in Chile [Member]
License Validity Date	December 2022	[7]
Paulaner in Paraguay [Member]
License Validity Date	April 2019
Pepsi, Seven Up and Mirinda in Chile [Member]
License Validity Date	December 2043
Red Bull in Argentina [Member]
License Validity Date	December 2017	[13]
Red Bull in Chile [Member]
License Validity Date	Indefinitely	[14]
Schneider in Paraguay [Member]
License Validity Date	Negotiating the terms of a new contract
Sol in Chile and Argentina [Member]
License Validity Date	10 years renewables	[10]
Sol in Colombia [Member]
License Validity Date	March 2028	[15]
Te Lipton in Chile [Member]
License Validity Date	March 2020
Tecate in Colombia [Member]
License Validity Date	March 2028
Watt's in Chile [Member]
License Validity Date	Indefinitely
Watt's in Paraguay [Member]
License Validity Date	July 2019	[16]
Watt's in Uruguay [Member]
License Validity Date	99 years

[1]	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
[2]	Renewable for periods of two years, subject to the compliance of the contract conditions
[3]	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
[4]	On September 6, 2017 the Company communicated to the Comisión para el Mercado Financiero that CCU and Compañía Cervecerías Unidas Argentina S.A. (“CCU-A”), entity organized under the laws of the Republic of Argentina and subsidiary of CCU, have agreed with Anheuser-Busch InBev S.A./N.V. (“ABI” and together with CCU-A the “Parties”), an offer letter (“Term Sheet”) which, amongst other matters, contemplates an early termination of the license agreement in Argentina of the brand “Budweiser”, signed between CCU-A and Anheuser-Busch, Incorporated (today Anheuser-Busch LLC, a subsidiary of ABI), dated March 26, 2008, which is subject to the laws of the State of New York, United States of America (the “License Agreement”).
[5]	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.
[6]	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
[7]	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
[8]	Renewable for an additional period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo Spa, subject to the compliance of the contract conditions.
[9]	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
[10]	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
[11]	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given
[12]	Distribution will begin in April 2017 and the begin of local production is estimated by October 2019.
[13]	This license was not renew
[14]	Indefinite contract, notice of termination 6 months in advance. The earliest possible effective date of termination is October 31, 2018.
[15]	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
[16]	License subject to the terms and conditions of the "International Association Agreement" signed in February 2016 between CCU and Watt's SA.